SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Remaining lease terms	4 years
Right-of-use assets	$ 47,995	¥ 334,134
Lease liabilities	$ 40,555	¥ 282,334
ASU 2016-02 | Restatement Adjustment
Right-of-use assets			¥ 453,000
Lease liabilities			¥ 408,000